Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
SG Holdings Co. Ltd.	2,800	$78,343
Yamato Holdings Co. Ltd.	1,200	21,187

		99,530

Airlines — 2.1%
ANA Holdings Inc.(a)	12,000	258,213
Japan Airlines Co. Ltd.	13,600	246,729

		504,942

Auto Components — 1.5%
Bridgestone Corp.	10,000	315,893
Denso Corp.	400	14,259
Sumitomo Rubber Industries Ltd.	2,000	19,694

		349,846

Automobiles — 3.5%
Honda Motor Co. Ltd.	6,400	156,237
Nissan Motor Co. Ltd.	52,400	181,208
Subaru Corp.	2,800	56,950
Suzuki Motor Corp.	2,400	77,857
Toyota Motor Corp.	5,600	349,087

		821,339

Banks — 5.4%
Aozora Bank Ltd.	4,400	79,536
Japan Post Bank Co. Ltd.	41,200	384,896
Mitsubishi UFJ Financial Group Inc.	30,400	123,465
Mizuho Financial Group Inc.	261,600	307,750
Resona Holdings Inc.	3,600	11,345
Seven Bank Ltd.	27,200	74,273
Sumitomo Mitsui Financial Group Inc.	9,200	244,680
Sumitomo Mitsui Trust Holdings Inc.	1,600	47,296

		1,273,241

Beverages — 2.4%
Asahi Group Holdings Ltd.	6,000	209,847
Coca-Cola Bottlers Japan Holdings Inc.	800	14,551
Kirin Holdings Co. Ltd.	6,000	116,622
Suntory Beverage & Food Ltd.	6,000	227,522

		568,542

Building Products — 0.4%
Daikin Industries Ltd.	800	104,774

Chemicals — 0.7%
Shin-Etsu Chemical Co. Ltd.	400	44,943
Teijin Ltd.	6,000	96,788
Toray Industries Inc.	7,600	35,472

		177,203

Commercial Services & Supplies — 2.2%
Dai Nippon Printing Co. Ltd.	1,200	25,698
Park24 Co. Ltd.	3,200	51,710
Secom Co. Ltd.	4,500	378,945
Sohgo Security Services Co. Ltd.	1,200	58,016

		514,369

Construction & Engineering — 0.1%
Taisei Corp.	800	25,324

Diversified Financial Services — 0.1%
ORIX Corp.	1,200	14,465

Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.	16,000	365,530

Security	Shares	Value

Electric Utilities — 3.7%
Chubu Electric Power Co. Inc.	12,400	$169,125
Chugoku Electric Power Co. Inc. (The)	30,000	405,667
Kansai Electric Power Co. Inc. (The)	2,800	28,933
Kyushu Electric Power Co. Inc.	19,200	153,155
Tohoku Electric Power Co. Inc.	10,400	98,520
Tokyo Electric Power Co. Holdings Inc.(a)	6,000	20,367

		875,767

Electronic Equipment, Instruments & Components — 1.0%
Hamamatsu Photonics KK	100	4,423
Hirose Electric Co. Ltd.	320	35,521
Keyence Corp.	300	108,767
Kyocera Corp.	1,600	86,467

		235,178

Entertainment — 1.2%
Konami Holdings Corp.	1,600	50,947
Nintendo Co. Ltd.	200	83,509
Toho Co. Ltd.	4,400	145,658

		280,114

Equity Real Estate Investment Trusts (REITs) — 7.6%
Daiwa House REIT Investment Corp.	64	155,908
Japan Prime Realty Investment Corp.	52	145,397
Japan Real Estate Investment Corp.	64	349,521
Japan Retail Fund Investment Corp.	116	128,437
Nippon Building Fund Inc.	52	312,676
Nippon Prologis REIT Inc.	84	232,201
Nomura Real Estate Master Fund Inc.	140	161,818
Orix JREIT Inc.	136	164,952
United Urban Investment Corp.	156	158,720

		1,809,630

Food & Staples Retailing — 3.0%
Aeon Co. Ltd.	1,200	24,368
FamilyMart Co. Ltd.	1,600	27,426
Lawson Inc.	5,600	291,691
Seven & i Holdings Co. Ltd.	8,800	292,387
Sundrug Co. Ltd.	400	13,821
Tsuruha Holdings Inc.	400	53,790

		703,483

Food Products — 4.6%
Ajinomoto Co. Inc.	10,400	186,341
Calbee Inc.	2,800	85,491
MEIJI Holdings Co. Ltd.	2,500	174,639
NH Foods Ltd.	3,200	115,360
Nisshin Seifun Group Inc.	2,400	37,750
Nissin Foods Holdings Co. Ltd.	1,600	132,267
Toyo Suisan Kaisha Ltd.	6,000	289,522
Yamazaki Baking Co. Ltd.	4,400	78,137

		1,099,507

Gas Utilities — 2.4%
Osaka Gas Co. Ltd.	11,600	216,846
Toho Gas Co. Ltd.	2,000	98,378
Tokyo Gas Co. Ltd.	12,000	264,609

		579,833

Health Care Equipment & Supplies — 1.3%
Hoya Corp.	1,600	147,619
Olympus Corp.	5,200	83,907
Terumo Corp.	2,000	66,807

		298,333

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 0.5%
Medipal Holdings Corp.	2,400	$46,997
Suzuken Co. Ltd.	2,000	77,804

		124,801

Hotels, Restaurants & Leisure — 3.3%
McDonald’s Holdings Co. Japan Ltd.	8,000	395,006
Oriental Land Co. Ltd.	3,100	396,578

		791,584

Household Durables — 2.5%
Casio Computer Co. Ltd.	4,800	76,757
Nikon Corp.	800	7,533
Rinnai Corp.	1,200	91,682
Sekisui House Ltd.	16,400	285,027
Sony Corp.	2,000	129,649

		590,648

Household Products — 1.2%
Lion Corp.	4,000	84,201
Unicharm Corp.	5,600	206,854

		291,055

Industrial Conglomerates — 1.3%
Keihan Holdings Co. Ltd.	4,800	217,478
Toshiba Corp.	3,200	80,408

		297,886

Insurance — 4.5%
Japan Post Holdings Co. Ltd.	44,000	355,835
Japan Post Insurance Co. Ltd.	4,000	51,695
MS&AD Insurance Group Holdings Inc.	8,400	245,241
Sompo Holdings Inc.	2,000	65,460
Sony Financial Holdings Inc.	2,800	54,096
Tokio Marine Holdings Inc.	6,000	285,370

		1,057,697

Interactive Media & Services — 0.5%
Kakaku.com Inc.	400	8,229
Z Holdings Corp.	25,200	98,741

		106,970

Internet & Direct Marketing Retail — 0.1%
Rakuten Inc.	4,000	34,264

IT Services — 2.4%
Fujitsu Ltd.	1,600	157,628
Itochu Techno-Solutions Corp.	1,200	37,032
NEC Corp.	6,300	245,378
Nomura Research Institute Ltd.	400	9,853
NTT Data Corp.	8,000	82,667
Obic Co. Ltd.	300	45,504

		578,062

Leisure Products — 2.1%
Bandai Namco Holdings Inc.	2,400	121,891
Sankyo Co. Ltd.	6,800	188,862
Sega Sammy Holdings Inc.	2,400	29,423
Shimano Inc.	900	133,315
Yamaha Corp.	400	16,384

		489,875

Machinery — 0.9%
FANUC Corp.	400	66,695
Hoshizaki Corp.	400	30,823
Mitsubishi Heavy Industries Ltd.	4,800	124,045

		221,563

Security	Shares	Value

Media — 0.2%
Dentsu Group Inc.	2,000	$42,605

Multiline Retail — 0.5%
Pan Pacific International Holdings Corp.	6,400	124,606
Ryohin Keikaku Co. Ltd.	400	4,833

		129,439

Personal Products — 1.1%
Kao Corp.	3,200	248,854
Shiseido Co. Ltd.	300	17,893

		266,747

Pharmaceuticals — 4.2%
Astellas Pharma Inc.	12,000	200,477
Chugai Pharmaceutical Co. Ltd.	2,300	275,522
Daiichi Sankyo Co. Ltd.	800	55,226
Kyowa Kirin Co. Ltd.	2,000	47,094
Ono Pharmaceutical Co. Ltd.	1,200	29,076
Otsuka Holdings Co. Ltd.	800	31,832
Santen Pharmaceutical Co. Ltd.	800	14,244
Shionogi & Co. Ltd.	3,600	199,602
Takeda Pharmaceutical Co. Ltd.	4,000	145,247

		998,320

Road & Rail — 10.4%
Central Japan Railway Co.	1,500	238,533
East Japan Railway Co.	4,200	309,221
Hankyu Hanshin Holdings Inc.	2,400	83,041
Keio Corp.	2,000	114,088
Keisei Electric Railway Co. Ltd.	2,400	73,166
Kintetsu Group Holdings Co. Ltd.	6,800	328,124
Kyushu Railway Co.	8,400	228,038
Nagoya Railroad Co. Ltd.	11,600	335,737
Odakyu Electric Railway Co. Ltd.	5,200	115,393
Seibu Holdings Inc.	4,800	58,129
Tobu Railway Co. Ltd.	5,600	191,930
Tokyu Corp.	5,600	85,046
West Japan Railway Co.	4,800	299,262

		2,459,708

Semiconductors & Semiconductor Equipment — 0.2%
Tokyo Electron Ltd.	200	42,905

Software — 0.4%
Oracle Corp. Japan	800	83,191
Trend Micro Inc.	400	20,461

		103,652

Specialty Retail — 5.0%
ABC-Mart Inc.	4,400	226,717
Fast Retailing Co. Ltd.	300	144,480
Hikari Tsushin Inc.	600	117,773
Nitori Holdings Co. Ltd.	1,500	231,730
Shimamura Co. Ltd.	1,600	101,744
USS Co. Ltd.	400	6,396
Yamada Denki Co. Ltd.	74,400	356,224

		1,185,064

Technology Hardware, Storage & Peripherals — 2.7%
Canon Inc.	14,800	316,179
FUJIFILM Holdings Corp.	5,200	249,898
Ricoh Co. Ltd.	6,800	47,057
Seiko Epson Corp.	2,000	22,948

		636,082

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 1.4%
Japan Tobacco Inc.	18,000	$339,094

Trading Companies & Distributors — 2.8%
ITOCHU Corp.	10,800	214,616
Mitsubishi Corp.	9,600	206,481
Mitsui & Co. Ltd.	8,800	124,592
Sumitomo Corp.	10,400	119,478

		665,167

Transportation Infrastructure — 0.3%
Kamigumi Co. Ltd.	3,600	64,065

Wireless Telecommunication Services — 5.0%
KDDI Corp.	14,000	407,033
NTT DOCOMO Inc.	14,800	435,689

Security	Shares	Value

Wireless Telecommunication Services (continued)
Softbank Corp.	23,600	$323,097
SoftBank Group Corp.	400	17,330

		1,183,149

Total Common Stocks — 98.6% (Cost: $26,400,134)		23,401,352

Total Investments in Securities — 98.6% (Cost: $26,400,134)		23,401,352

Other Assets, Less Liabilities — 1.4%		322,916

Net Assets — 100.0%		$23,724,268

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$17	(b)	$20		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,000	(18,000)	—	—	204		—		—

				$—	$221		$20		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	24	06/11/20	$326	$10,371

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,401,352	$—	$—	$23,401,352

Derivative financial instruments(a)
Assets
Futures Contracts	$10,371	$—	$—	$10,371

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3